Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 0	¥ 0
Gains (losses) in Earnings	[1]	0	0
Gains (losses) in OCI		0	0
Transfers into Level 3		0	0
Transfers out of level 3		0	0
Purchases		0	(1)
Sales		0	1
Issuances		0	0
Settlements		0	0
Ending Balance		0	0
Change in unrealized gain (losses) still held	[2]	0	0
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		794	713
Gains (losses) in Earnings	[3]	96	6
Gains (losses) in OCI	[4]	6	(5)
Transfers into Level 3		1	1
Transfers out of level 3		0	(1)
Purchases		0	0
Sales		0	0
Issuances		201	256
Settlements		(88)	(216)
Ending Balance		806	752
Change in unrealized gain (losses) still held	[2]	109	9
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		8
Transfers out of level 3		(1)	(1)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		8	9
Gains (losses) in Earnings	[1]	0	0
Gains (losses) in OCI		0	0
Transfers into Level 3		0	0
Transfers out of level 3		0	0
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		(1)	(1)
Ending Balance		7	8
Change in unrealized gain (losses) still held	[2]	0	0
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		71	1,033
Gains (losses) in Earnings	[1]	6	4
Gains (losses) in OCI		0	0
Transfers into Level 3		8	0
Transfers out of level 3		(1)	(1)
Purchases		65	232
Sales		(29)	(144)
Issuances		0	0
Settlements		(49)	(298)
Ending Balance		71	826
Change in unrealized gain (losses) still held	[2]	1	5
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		28	29
Gains (losses) in Earnings	[1]	1	1
Gains (losses) in OCI		0	0
Transfers into Level 3		0	0
Transfers out of level 3		0	0
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		(3)	0
Ending Balance		26	30
Change in unrealized gain (losses) still held	[2]	(1)	1
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	22	8
Gains (losses) in Earnings	[5]	24	(5)	[1]
Gains (losses) in OCI	[5]	0	0
Transfers into Level 3	[5]	0	0
Transfers out of level 3	[5]	0	0
Purchases	[5]	0	0
Sales	[5]	0	0
Issuances	[5]	0	0
Settlements	[5]	4	2
Ending Balance	[5]	50	5
Change in unrealized gain (losses) still held	[2],[5]	(27)	(5)
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	32	23
Gains (losses) in Earnings	[1],[5]	7	(1)
Gains (losses) in OCI	[5]	0	0
Transfers into Level 3	[5]	0	0
Transfers out of level 3	[5]	0	0
Purchases	[5]	0	0
Sales	[5]	0	0
Issuances	[5]	0	0
Settlements	[5]	0	0
Ending Balance	[5]	39	22
Change in unrealized gain (losses) still held	[2],[5]	4	(2)
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(14)	(21)
Gains (losses) in Earnings	[1],[5]	(12)	(14)
Gains (losses) in OCI	[5]	0	0
Transfers into Level 3	[5]	0	0
Transfers out of level 3	[5]	0	0
Purchases	[5]	0	0
Sales	[5]	0	0
Issuances	[5]	0	0
Settlements	[5]	4	(4)
Ending Balance	[5]	(22)	(39)
Change in unrealized gain (losses) still held	[2],[5]	(129)	(22)
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	1	2
Gains (losses) in Earnings	[1],[5]	(2)	(1)
Gains (losses) in OCI	[5]	0	0
Transfers into Level 3	[5]	0	(1)
Transfers out of level 3	[5]	0	0
Purchases	[5]	0	0
Sales	[5]	0	0
Issuances	[5]	0	0
Settlements	[5]	(1)	1
Ending Balance	[5]	(2)	1
Change in unrealized gain (losses) still held	[2],[5]	(6)	1
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	0	0
Gains (losses) in Earnings	[5]	0	1	[1]
Gains (losses) in OCI	[5]	0	0
Transfers into Level 3	[5]	0	0
Transfers out of level 3	[5]	0	0
Purchases	[5]	0	0
Sales	[5]	0	0
Issuances	[5]	0	0
Settlements	[5]	0	0
Ending Balance	[5]	0	1
Change in unrealized gain (losses) still held	[2],[5]	0	0
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(9)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		18	23
Gains (losses) in Earnings	[6]	0	0
Gains (losses) in OCI	[4]	0	0
Transfers into Level 3		0	0
Transfers out of level 3		0	0
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		(3)	(3)
Ending Balance		15	20
Change in unrealized gain (losses) still held	[2]	0	0
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0	716
Gains (losses) in Earnings	[6]	0	0
Gains (losses) in OCI	[4]	0	0
Transfers into Level 3		0	0
Transfers out of level 3		0	0
Purchases		0	63
Sales		0	(6)
Issuances		0	0
Settlements		0	(7)
Ending Balance		0	766
Change in unrealized gain (losses) still held	[2]	0	0
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		315	365
Gains (losses) in Earnings	[6]	0	2
Gains (losses) in OCI	[4]	0	0
Transfers into Level 3		0	0
Transfers out of level 3		0	0
Purchases		3	8
Sales		0	0
Issuances		0	0
Settlements		(188)	(28)
Ending Balance		130	347
Change in unrealized gain (losses) still held	[2]	5	2
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		117	132
Gains (losses) in Earnings	[6]	0	0
Gains (losses) in OCI	[4]	1	(3)
Transfers into Level 3		0	0
Transfers out of level 3		(9)	0
Purchases		54	19
Sales		0	0
Issuances		0	0
Settlements		(2)	(31)
Ending Balance		161	117
Change in unrealized gain (losses) still held	[2]	0	0
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		56	53
Gains (losses) in Earnings	[6]	3	(1)
Gains (losses) in OCI		0	0
Transfers into Level 3		0	0
Transfers out of level 3		0	0
Purchases		36	34
Sales		0	(1)
Issuances		0	0
Settlements		(31)	(32)
Ending Balance		64	53
Change in unrealized gain (losses) still held	[2]	¥ 0	¥ (2)

[1]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings and OCI during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2021 and 2022. The amounts of unrealized gains (losses) in OCI are related to Available-for-sale securities and Long-term debt, which were ¥nil billion and ¥(5) billion, respectively, at September 30, 2021, and ¥5 billion and ¥6 billion, respectively, at September 30, 2022.
[3]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[4]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.